OTHER LIABILITIES - Lease Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OTHER LIABILITIES
Opening Balance	$ 2,333	$ 287
Accretion	184	82
Additions	199	2,215
Repayments	(473)	(251)
Ending Balance	$ 2,243	$ 2,333